Average Annual Total Returns	12 Months Ended
Oct. 31, 2012
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.83%
Five Years	(3.33%)
Ten Years	8.37%
Inception Date	May 08, 2000
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.00%
Five Years	(3.25%)
Ten Years	8.41%
Inception Date	Jan. 22, 2010
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.96%
Since Inception	3.68%
Inception Date	Dec. 02, 2010
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.91%
Since Inception	15.94%
Inception Date	Sep. 27, 2011
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.19%
Five Years	3.07%
Ten Years	6.12%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.38%
Five Years	1.07%
Ten Years	7.36%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.54%
Five Years	3.90%
Ten Years	5.39%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.76%
Five Years	2.35%
Ten Years	6.93%
Inception Date	Sep. 30, 1994
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.79%
Five Years	3.67%
Ten Years	7.69%
Inception Date	Mar. 29, 1985
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.14%
Five Years	(3.03%)
Ten Years	9.41%
Inception Date	Apr. 29, 1996
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.21%
Since Inception	3.85%
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.21%
Since Inception	4.41%
Inception Date	Nov. 30, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.28%
Since Inception	3.90%
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.30%
Since Inception	4.48%
Inception Date	Nov. 30, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.22%
Since Inception	(0.45%)
Inception Date	Jan. 26, 2011
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.15%
Five Years	(3.88%)
Ten Years	7.81%
Return After Taxes on Distributions | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.29%
Five Years	(3.81%)
Ten Years	7.85%
Return After Taxes on Distributions | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.16%
Five Years	2.17%
Ten Years	5.17%
Return After Taxes on Distributions | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.64%
Five Years	0.56%
Ten Years	6.87%
Return After Taxes on Distributions | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.15%
Five Years	2.75%
Ten Years	4.17%
Return After Taxes on Distributions | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.84%
Five Years	1.63%
Ten Years	6.19%
Return After Taxes on Distributions | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.07%
Five Years	2.74%
Ten Years	6.68%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.53%
Five Years	(3.46%)
Ten Years	8.93%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.59%
Since Inception	3.77%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.65%
Since Inception	3.26%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.59%
Since Inception	(0.99%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.95%
Five Years	(2.95%)
Ten Years	7.26%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.09%
Five Years	(2.88%)
Ten Years	7.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.53%
Five Years	2.17%
Ten Years	4.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.97%
Five Years	0.74%
Ten Years	6.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.99%
Five Years	2.74%
Ten Years	4.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.28%
Five Years	1.68%
Ten Years	5.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.18%
Five Years	2.68%
Ten Years	6.25%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.36%
Five Years	(2.65%)
Ten Years	8.24%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.42%
Since Inception	3.65%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.47%
Since Inception	3.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.43%
Since Inception	(0.49%)
Based on Market Value | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.27%
Since Inception	(0.02%)
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Since Inception	3.41%
MSCI EAFE Index | Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Since Inception	14.56%
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.32%
Five Years	(3.69%)
Ten Years	8.21%
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.17%
Five Years	2.22%
Ten Years	6.41%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Income Composite Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.83%
Five Years	5.09%
Ten Years	5.61%
Conservative Growth Composite Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.33%
Five Years	4.16%
Ten Years	6.26%
Moderate Growth Composite Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.89%
Five Years	3.51%
Ten Years	7.15%
Growth Composite Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.36%
Five Years	2.25%
Ten Years	7.59%
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.28%
Five Years	3.61%
Ten Years	7.44%
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.54%
Five Years	(3.06%)
Ten Years	9.49%
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.54%
Since Inception	4.03%
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.54%
Since Inception	4.35%
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.54%
Since Inception	4.03%
MSCI EAFE + Emerging Markets Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.54%
Since Inception	4.35%
MSCI US Broad Market Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
MSCI US Broad Market Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	2.27%
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Five Years	(2.59%)
Ten Years	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.68%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.96%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.68%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.96%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	(0.80%)
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Five Years	(3.21%)
Ten Years	9.40%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.64%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.95%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.64%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.04%
Since Inception	3.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%